Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments
The following table sets forth the Group’s
commitments as of December 31, 2021 (in thousands):

	2022	2023	2024	2025	2026	Thereafter	Total Payments Required

Royalties and expenditures for licensed content of games	$15,976	13,512	2,746	0	0	0	32,234
Purchase of bandwidth	14,418	1,029	455	0	0	0	15,902
Purchase of content and services - others	7,530	389	43	0	0	0	7,962
Purchase of content and services - video	6,387	0	0	0	0	0	6,387
Operating lease obligations	3,355	660	103	37	0	0	4,155
Others	3,796	0	0	0	0	0	3,796

Total Payments Required	$51,462	15,590	3,347	37	0	0	70,436